Fair Value Measurements and Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative liability fair value of collateral	$ 200	$ 100
New Net Investment Hedges | Foreign Currency Forward Contracts
Derivatives, Fair Value [Line Items]
Notional amount		900
New Net Investment Hedges | Euro Denominated Debt
Derivatives, Fair Value [Line Items]
Notional amount	800
Settled Net Investment Hedges | Foreign Currency Forward Contracts
Derivatives, Fair Value [Line Items]
Notional amount	900
New Interest Rate Swaps | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional amount	6,300	5,800
Settled Interest Rate Swaps | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional amount	900
Cross Currency Swaps
Derivatives, Fair Value [Line Items]
Notional amount	12,890	9,675
Pre-tax loss recognized in other comprehensive income (loss)	(100)	(1,200)
Settled Forward Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Notional amount	2,000	2,000
New Forward Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Notional amount	1,300	800
Forward Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Notional amount		750
Pre-tax loss recognized in other comprehensive income (loss)	(200)	(100)
Settled Cross Currency Swaps | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Notional amount	100	$ 600
New Cross Currency Swaps | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Notional amount	3,300
Interest Rate Caps
Derivatives, Fair Value [Line Items]
Notional amount	$ 2,540